Consolidated Balance Sheets - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 2,964,097	$ 4,311,719	$ 492,942
Accounts receivable-net	94,136	73,847	148,649
Inventory	215,324	212,041	168,605
Prepaid expenses	156,090	196,658	211,667
Total Current Assets	3,429,647	4,794,265	1,021,863
PROPERTY & EQUIPMENT-net	658,073	695,063	774,924
OTHER ASSETS:
Goodwill	1,719,535	1,719,535	5,021,713
Operating lease right of use asset	99,000		31,374
Intangible assets-net	245,926	261,092	667,280
TOTAL ASSETS	6,152,181	7,469,955	7,517,154
CURRENT LIABILITIES:
Accounts payable and accrued expenses	721,671	698,821	680,132
Deferred revenue	44,680	155,880	157,502
Operating lease liability-current portion	30,309		34,276
Notes payable-current portion	128,391	128,144	127,183
Total Current Liabilities	925,051	982,845	999,093
LONG-TERM LIABILITIES:
Note payable-net of current portion	52,632	58,205	79,826
Operating lease liability-net of current portion	71,112
Total Liabilities	1,048,795	1,041,050	1,078,919
Commitments and Contingencies
STOCKHOLDERS’ EQUITY:
Preferred stock, $.001 par value, 10,000,000 shares authorized, -0- outstanding
Common stock, $.001 par value, 291,666,666 shares authorized, 11,154,171 and 11,107,210 shares issued at April 30, 2025 and January 31, 2025, respectively, 11,130,271 and 11,074,810 shares outstanding as of April 30, 2025 and January 31, 2025, respectively	11,130	11,075	8,860
Additional paid-in-capital	45,053,767	45,029,317	34,442,339
Accumulated other comprehensive loss	(304)	(304)	(304)
Treasury stock, 23,900 and 32,400 shares at cost, as of April 30, 2025 and January 31, 2025, respectively	(109,702)	(148,547)	(32,641)
Accumulated deficit	(39,851,505)	(38,462,636)	(27,980,019)
Total Stockholders’ Equity	5,103,386	6,428,905	6,438,235
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 6,152,181	$ 7,469,955	$ 7,517,154